Document and Entity Information	12 Months Ended
Aug. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	LEGG MASON TAX FREE INCOME FUND
Central Index Key	0000869906
Amendment Flag	false
Document Creation Date	Jul. 24, 2013
Document Effective Date	Jul. 29, 2013
Prospectus Date	Aug. 01, 2013